FORM N-PX
                    ANNUAL REPORT OF PROXY VOTING RECORD OF
                               CAMBRIA ETF TRUST

                 Investment Company Act File Number: 811-22704

                                   REGISTRANT
                               Cambria ETF Trust
                             2321 Rosecrans Avenue
                                  Suite #3225
                              El Segundo, CA 90245
                                 1-310-683-5500

                               AGENT FOR SERVICE
                          Corporation Service Company
                             2711 Centreville Road
                                   Suite 400
                              Wilmington, DE 19808
                       Date of Fiscal Year End: April 30

            Date of Reporting Period: May 14, 2013 to June 30, 2013

                         CAMBRIA SHAREHOLDER YIELD ETF
    The Registrant did not cast any proxy votes during the reporting period.
                Accordingly, there are no proxy votes to report.


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                                   SIGNATURES

    Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


/s/ Eric W. Richardson

President

Date:  August 28, 2013